Employee benefits - Defined Benefit Obligation Sensitivity Analysis (Details) € in Millions	Dec. 31, 2024 EUR (€)
Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Effect on the post-employment benefit obligation with a 1% increase	€ (34.5)
Effect on the post-employment benefit obligation with a 1% decrease	43.1
Actuarial assumption of expected rates of inflation [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Effect on the post-employment benefit obligation with a 1% increase	31.8
Effect on the post-employment benefit obligation with a 1% decrease	(26.9)
Actuarial assumption of expected rates of salary increases [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Effect on the post-employment benefit obligation with a 1% increase	10.0
Effect on the post-employment benefit obligation with a 1% decrease	(9.0)
Actuarial assumption of expected rates of pension increases [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Effect on the post-employment benefit obligation with a 1% increase	29.4
Effect on the post-employment benefit obligation with a 1% decrease	€ (24.0)